Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	$ 658	$ 1,051
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	658	1,051
Finite-Lived Intangible Assets, Accumulated Amortization	(5,000)	(4,600)
Gross Carrying Amount	$ 5,700	$ 5,700